INVENTORY	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
INVENTORY
INVENTORY

8. INVENTORY

We currently maintain separate inventories for our Games and Payments businesses. Our Games inventory primarily consists of component parts, completed player terminals and back office computer equipment. This inventory was stated at the lower of cost or market and accounted for using the first in, first out method during the current reporting period; whereas the inventory that existed at the time of the Merger was stated at fair value. The cost of inventory includes cost of materials, labor, overhead and freight. Our Payments inventory primarily consists of parts as well as finished goods and work-in-progress.  This inventory was stated at the lower of cost or market accounted for using the average cost method.

Inventory consisted of the following (in thousands):

	At March 31,	At December 31,
	2015	2014
Inventory
Raw materials and component parts, net of reserves of $82 and $22, respectively	$19,997	$21,151
Work in progress	1,406	803
Finished goods	1,647	5,209
Total inventory	$23,050	$27,163

8. INVENTORY

We currently maintain separate inventories for our Games and Payments businesses. Our Games inventory primarily consists of component parts, completed player terminals and back office computer equipment. This inventory was stated at the lower of cost or market and accounted for using the first in, first out method during the current reporting period; whereas the inventory that existed at the time of the Merger was stated at fair value. The cost of inventory includes cost of materials, labor, overhead and freight. Our Payments inventory primarily consists of parts as well as finished goods and work-in-progress.  This inventory was stated at the lower of cost or market accounted for using the average cost method.

Inventory consisted of the following (in thousands):

	At June 30,	At December 31,
	2015	2014
Inventory
Raw materials and component parts, net of reserves of $142 and $22, respectively	$19,387	$21,151
Work in progress	1,403	803
Finished goods	2,663	5,209
Total inventory	$23,453	$27,163

8. INVENTORY

We currently maintain separate inventories for our Payments and Games products. Our Payments related inventory primarily consists of parts as well as finished goods and work-in-progress and is stated at the lower of cost or market accounted for using the average cost method. Our Games related inventory primarily consists of component parts, completed player terminals and back-office computer equipment and is stated at fair value based as a result of the Merger. However, our Games segment historically accounted for inventory at lower of cost (first in, first out) or market. The cost of inventory includes cost of materials, labor, overhead and freight.

Inventory consisted of the following (in thousands):

	At December 31,
	2014	2013
Inventory
Raw materials and component parts, net of reserves of $22 and $50, respectively	$21,151	$7,147
Work in progress	803	1,504
Finished goods	5,209	762
Total inventory	$27,163	$9,413